Transamerica Total Return

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 10.7%
ABFC Trust
Series 2004-OPT5, Class A1,
1-Month LIBOR + 0.70%, 0.79% (A), 06/25/2034	$ 123,649	$ 121,605
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-R10, Class M2,
1-Month LIBOR + 0.65%, 0.73% (A), 01/25/2036	1,038,951	1,037,405
Ammc CLO 20 Ltd.
Series 2017-20A, Class AR,
3-Month LIBOR + 0.87%, 0.00% (A), 04/17/2029 (B) (C)	1,800,000	1,800,000
Anchorage Capital CLO 16 Ltd.
Series 2020-16A, Class A,
3-Month LIBOR + 1.40%, 1.53% (A), 10/20/2031 (B)	1,300,000	1,300,854
Apres Static CLO Ltd.
Series 2019-1A, Class A1R,
3-Month LIBOR + 1.07%, 1.20% (A), 10/15/2028 (B)	1,331,128	1,331,353
Aqueduct European CLO DAC
Series 2017-1A, Class AR,
3-Month EURIBOR + 0.64%, 0.64% (A), 07/20/2030 (B)	EUR 1,691,978	2,007,189
Assurant CLO Ltd.
Series 2018-3A, Class AR,
3-Month LIBOR + 1.04%, 1.17% (A), 10/20/2031 (B)	$ 1,700,000	1,700,496
Barings Euro CLO DAC
Series 2016-1A, Class A1R,
3-Month EURIBOR + 0.68%, 0.68% (A), 07/27/2030 (B)	EUR 324,194	384,364
Bear Stearns Asset-Backed Securities I Trust
Series 2005-AQ1, Class M2,
1-Month LIBOR + 0.98%, 1.06% (A), 03/25/2035	$ 631,528	631,314
Series 2006-HE1, Class 1M2,
1-Month LIBOR + 0.65%, 0.73% (A), 12/25/2035	1,655,109	1,654,879
Series 2006-HE1, Class 2M2,
1-Month LIBOR + 0.65%, 0.73% (A), 02/25/2036	247,761	247,556
Series 2006-HE10, Class 21A3,
1-Month LIBOR + 0.24%, 0.33% (A), 12/25/2036	2,694,470	2,623,408
Series 2007-AQ1, Class A1,
1-Month LIBOR + 0.11%, 0.20% (A), 04/25/2031	10,141	73,962
Bear Stearns Asset-Backed Securities Trust
Series 2002-2, Class A1,
1-Month LIBOR + 0.66%, 0.75% (A), 10/25/2032	2,206	2,196

	Principal	Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO Ltd.
Series 2013-2A, Class A1R,
3-Month LIBOR + 1.18%, 1.32% (A), 10/22/2030 (B)	$ 1,499,990	$ 1,501,106
BlueMountain Fuji CLO II DAC
Series 2017-2A, Class AR,
3-Month EURIBOR + 0.65%, 0.65% (A), 07/15/2030 (B)	EUR 1,400,000	1,659,037
BRSP Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.15%, 1.25% (A), 08/19/2038 (B)	$ 1,700,000	1,699,996
C-BASS Trust
Series 2007-CB1, Class AF1A,
1-Month LIBOR + 0.07%, 0.16% (A), 01/25/2037	299,718	120,702
CBAM Ltd.
Series 2018-8A, Class A1,
3-Month LIBOR + 1.12%, 1.25% (A), 10/20/2029 (B)	1,600,000	1,600,288
CIFC Funding Ltd.
Series 2015-5A, Class A1R,
3-Month LIBOR + 0.86%, 0.99% (A), 10/25/2027 (B)	1,550,028	1,550,363
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
Series 2004-OPT1, Class M3,
1-Month LIBOR + 0.95%, 1.03% (A), 10/25/2034	1,282,349	1,277,038
Citigroup Mortgage Loan Trust, Inc.
Series 2007-FS1, Class 1A1,
4.41% (A), 10/25/2037 (B)	550,389	574,123
Countrywide Asset-Backed Certificates
Series 2006-15, Class A6,
4.47% (A), 10/25/2046	278,392	279,904
Series 2006-2, Class M1,
1-Month LIBOR + 0.60%, 0.69% (A), 06/25/2036	300,469	298,034
Crestline Denali CLO XV Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.03%, 0.00% (A), 04/20/2030 (B)	1,700,000	1,700,246
CWABS, Inc. Asset-Backed Certificates Trust
Series 2005-17, Class MV1,
1-Month LIBOR + 0.46%, 0.55% (A), 05/25/2036	1,219,470	1,213,187
Series 2006-14, Class 1A,
1-Month LIBOR + 0.14%, 0.23% (A), 02/25/2037	660,054	632,506
Denali Capital CLO X LLC
Series 2013-1A, Class A1LR,
3-Month LIBOR + 1.05%, 1.18% (A), 10/26/2027 (B)	444,426	444,512
Dorchester Park CLO DAC
Series 2015-1A, Class AR,
3-Month LIBOR + 0.90%, 1.03% (A), 04/20/2028 (B)	789,391	790,000

Transamerica Funds	Page 1

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.03% (A), 10/15/2027 (B)	$ 1,145,470	$ 1,145,689
Evergreen Credit Card Trust
Series 2019-2, Class A,
1.90%, 09/16/2024 (B)	2,000,000	2,038,476
First Franklin Mortgage Loan Trust
Series 2004-FFH3, Class M2,
1-Month LIBOR + 0.93%, 1.02% (A), 10/25/2034	1,211,586	1,209,906
Series 2006-FF14, Class A6,
1-Month LIBOR + 0.31%, 0.40% (A), 10/25/2036	2,000,000	1,722,977
Harvest CLO XX DAC
Series 20A, Class AR,
3-Month EURIBOR + 0.96%, 0.96% (A), 10/20/2031 (B)	EUR 1,400,000	1,659,806
Home Equity Asset Trust
Series 2002-1, Class A4,
1-Month LIBOR + 0.60%, 0.69% (A), 11/25/2032	$ 1,026	963
Home Equity Mortgage Loan Asset-Backed Trust
Series 2007-A, Class 1A,
1-Month LIBOR + 0.22%, 0.31% (A), 04/25/2037	375,106	323,223
JPMorgan Mortgage Acquisition Trust
Series 2007-CH3, Class A5,
1-Month LIBOR + 0.26%, 0.35% (A), 03/25/2037	2,662,060	2,643,035
KVK CLO Ltd.
Series 2013-1A, Class AR,
3-Month LIBOR + 0.90%, 1.03% (A), 01/14/2028 (B)	405,691	405,758
LCM XV, LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.13% (A), 07/20/2030 (B)	1,600,000	1,600,253
LoanCore Issuer Ltd.
Series 2018-CRE1, Class A,
1-Month LIBOR + 1.13%, 1.22% (A), 05/15/2028 (B)	553,865	553,865
LP Credit Card ABS Master Trust
Series 2018-1, Class A,
1-Month LIBOR + 1.55%, 1.66% (A), 08/20/2024 (B)	1,170,738	1,171,034
Merrill Lynch Mortgage Investors Trust
Series 2006-FM1, Class A2C,
1-Month LIBOR + 0.32%, 0.41% (A), 04/25/2037	1,457,761	972,684
MF1 Ltd.
Series 2020-FL4, Class A,
SOFRA + 1.81%, 1.86% (A), 11/15/2035 (B)	1,600,000	1,619,484
Morgan Stanley Mortgage Loan Trust
Series 2007-10XS, Class A1,
6.00% (A), 02/25/2037	95,930	74,885
Series 2007-8XS, Class A1,
5.75% (A), 04/25/2037	155,463	101,263

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Mountain View CLO Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 0.93% (A), 10/15/2026 (B)	$ 38,837	$ 38,841
MP CLO VII Ltd.
Series 2015-1A, Class AR3,
3-Month LIBOR + 0.89%, 1.02% (A), 10/18/2028 (B)	1,687,785	1,688,091
New Century Home Equity Loan Trust
Series 2006-1, Class A2B,
1-Month LIBOR + 0.18%, 0.27% (A), 05/25/2036	40,893	39,824
Newcastle Mortgage Securities Trust
Series 2006-1, Class M5,
1-Month LIBOR + 0.72%, 0.81% (A), 03/25/2036	1,700,000	1,641,952
Option One Mortgage Loan Trust
Series 2007-4, Class 2A4,
1-Month LIBOR + 0.31%, 0.40% (A), 04/25/2037	3,680,715	2,593,282
OZLM Funding Ltd.
Series 2012-1A, Class A1R3,
3-Month LIBOR + 0.97%, 1.11% (A), 07/22/2029 (B)	2,000,000	1,999,416
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WCW2, Class M2,
1-Month LIBOR + 0.80%, 0.88% (A), 07/25/2035	317,489	317,388
Popular ABS Mortgage Pass-Through Trust
Series 2006-A, Class M1,
1-Month LIBOR + 0.39%, 0.67% (A), 02/25/2036	232,340	231,003
Securitized Asset-Backed Receivables LLC Trust
Series 2007-HE1, Class A2A,
1-Month LIBOR + 0.06%, 0.15% (A), 12/25/2036	57,969	18,646
SLM Student Loan Trust
Series 2005-4, Class A3,
3-Month LIBOR + 0.12%, 0.25% (A), 01/25/2027	467,443	466,147
Sound Point CLO XII Ltd.
Series 2016-2A, Class AR2,
3-Month LIBOR + 1.05%, 1.18% (A), 10/20/2028 (B)	1,781,124	1,781,244
Specialty Underwriting & Residential Finance Trust
Series 2004-BC2, Class M1,
1-Month LIBOR + 0.83%, 0.91% (A), 05/25/2035	1,418,206	1,409,888
Steele Creek CLO Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	1,600,000	1,598,693
Structured Asset Investment Loan Trust
Series 2003-BC6, Class M1,
1-Month LIBOR + 1.13%, 1.21% (A), 07/25/2033	1,000,594	998,223
Series 2004-7, Class M1,
1-Month LIBOR + 1.05%, 1.14% (A), 08/25/2034	572,808	570,476

Transamerica Funds	Page 2

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC1, Class A6,
1-Month LIBOR + 0.27%, 0.36% (A), 03/25/2036	$ 687,461	$ 654,113
Telos CLO Ltd.
Series 2014-5A, Class A1R,
3-Month LIBOR + 0.95%, 1.08% (A), 04/17/2028 (B)	549,475	549,499
Tralee CLO Ltd.
Series 2018-5A, Class A1,
3-Month LIBOR + 1.11%, 1.24% (A), 10/20/2028 (B)	2,150,344	2,150,535
U.S. Small Business Administration
Series 2003-20I, Class 1,
5.13%, 09/01/2023	1,642	1,696
Series 2004-20C, Class 1,
4.34%, 03/01/2024	15,407	15,887
Wellfleet CLO Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 1.02% (A), 04/20/2029 (B)	1,517,767	1,516,990
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.72%, 0.81% (A), 12/25/2035	3,120,622	3,113,532
WhiteHorse X Ltd.
Series 2015-10A, Class A1R,
3-Month LIBOR + 0.93%, 1.06% (A), 04/17/2027 (B)	18,315	18,322

Total Asset-Backed Securities (Cost $65,582,413)		70,914,612

CORPORATE DEBT SECURITIES - 36.6%
Aerospace & Defense - 0.8%
BAE Systems PLC
1.90%, 02/15/2031 (B)	1,400,000	1,379,175
Boeing Co.
1.43%, 02/04/2024	1,700,000	1,704,322
2.75%, 02/01/2026	1,900,000	1,986,586

		5,070,083

Airlines - 0.7%
American Airlines Pass-Through Trust
3.58%, 07/15/2029	1,447,557	1,485,563
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	1,504,330	1,513,101
United Airlines Pass-Through Trust
5.88%, 04/15/2029	1,483,960	1,650,497

		4,649,161

Automobiles - 0.5%
Nissan Motor Co. Ltd.
2.65%, 03/17/2026 (D) (E)	EUR 1,300,000	1,692,830
4.81%, 09/17/2030 (B)	$ 1,600,000	1,824,864

		3,517,694

Banks - 7.1%
AIB Group PLC
4.75%, 10/12/2023 (B)	1,900,000	2,058,370

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 09/25/2024, 0.98% (A), 09/25/2025	$ 1,500,000	$ 1,502,349
Banque Federative du Credit Mutuel SA
3-Month LIBOR + 0.96%, 1.09% (A), 07/20/2023 (B)	2,200,000	2,236,513
Barclays Bank PLC
7.63%, 11/21/2022	805,000	875,327
Barclays PLC
Fixed until 10/06/2022, 2.38% (A), 10/06/2023 (D)	GBP 600,000	850,799
3.68%, 01/10/2023	$ 1,100,000	1,115,619
Fixed until 03/15/2022 (F), 7.88% (A) (D)	1,400,000	1,450,400
Fixed until 09/15/2022 (F), 7.88% (A) (D)	GBP 600,000	890,296
BNP Paribas SA
Fixed until 09/30/2027, 1.90% (A), 09/30/2028 (B)	$ 1,600,000	1,608,164
Fixed until 02/25/2031 (F), 4.63% (A) (B)	1,600,000	1,663,680
Citigroup, Inc.
3-Month LIBOR + 1.43%, 1.56% (A), 09/01/2023	500,000	506,444
Fixed until 06/03/2030, 2.57% (A), 06/03/2031 (G)	1,800,000	1,862,100
Cooperatieve Rabobank UA
Fixed until 02/24/2026, 1.11% (A), 02/24/2027 (B)	1,700,000	1,688,365
Discover Bank
4.20%, 08/08/2023	1,800,000	1,934,402
JPMorgan Chase & Co.
Fixed until 06/01/2027, 2.18% (A), 06/01/2028	1,800,000	1,858,851
Fixed until 07/23/2023, 3.80% (A), 07/23/2024	1,800,000	1,914,814
Lloyds Banking Group PLC
4.00%, 03/07/2025	AUD 2,000,000	1,610,174
Fixed until 06/27/2025 (F), 4.95% (A) (D) (E)	EUR 500,000	653,956
Fixed until 06/27/2023 (F), 7.63% (A) (D)	GBP 700,000	1,061,007
Mizuho Financial Group, Inc.
Fixed until 07/10/2030, 2.20% (A), 07/10/2031	$ 1,500,000	1,510,458
Fixed until 09/11/2023, 3.92% (A), 09/11/2024	2,100,000	2,245,102
Natwest Group PLC
Fixed until 08/15/2021 (F), 8.63% (A)	800,000	801,200
NatWest Markets PLC
0.63%, 03/02/2022 (D)	EUR 1,700,000	2,029,430
Societe Generale SA
4.25%, 09/14/2023 (B)	$ 1,800,000	1,931,868
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	1,600,000	1,591,983
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	1,600,000	1,625,204
UniCredit SpA
7.83%, 12/04/2023 (B)	4,100,000	4,713,066
Virgin Money PLC
Fixed until 09/25/2025, 4.00% (A), 09/25/2026 (D)	GBP 100,000	152,416

Transamerica Funds	Page 3

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 05/19/2024, 0.81% (A), 05/19/2025	$ 1,600,000	$ 1,602,869
Fixed until 06/02/2027, 2.39% (A), 06/02/2028	1,800,000	1,883,636

		47,428,862

Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 06/01/2060	1,500,000	1,880,877
Bacardi Ltd.
4.45%, 05/15/2025 (B)	1,200,000	1,336,990
Suntory Holdings Ltd.
2.55%, 06/28/2022 (B)	1,600,000	1,627,668

		4,845,535

Capital Markets - 2.2%
Credit Suisse Group AG
3-Month LIBOR + 1.24%, 1.36% (A), 06/12/2024 (B)	1,800,000	1,828,031
Fixed until 12/18/2024 (F), 6.25% (A) (B)	400,000	436,480
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/2022	1,000,000	1,038,377
Deutsche Bank AG
3.30%, 11/16/2022	1,900,000	1,964,557
3.95%, 02/27/2023	1,900,000	1,993,085
4.25%, 10/14/2021	2,700,000	2,720,440
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.17%, 1.33% (A), 05/15/2026	1,600,000	1,641,895
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,100,000	1,060,197
Nomura Holdings, Inc.
2.68%, 07/16/2030	1,200,000	1,227,977
UBS AG
7.63%, 08/17/2022	600,000	640,906

		14,551,945

Chemicals - 0.5%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (B)	1,600,000	1,635,302
Syngenta Finance NV
5.18%, 04/24/2028 (B)	1,300,000	1,499,650

		3,134,952

Construction & Engineering - 0.1%
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022 (B)	191,458	187,152
PIK Rate 1.00%, Cash Rate 6.72%, 12/01/2026 (B) (H)	2,091,593	509,805
Odebrecht Oil & Gas Finance Ltd.
Zero Coupon, 08/30/2021 (B) (F)	266,175	2,664

		699,621

Consumer Finance - 2.7%
BMW Finance NV
2.25%, 08/12/2022 (B)	1,700,000	1,733,946
Capital One Financial Corp.
4.25%, 04/30/2025	1,500,000	1,676,104
Daimler Finance North America LLC
2.55%, 08/15/2022 (B)	2,100,000	2,145,927
Ford Motor Credit Co. LLC
3-Month EURIBOR + 0.73%, 0.19% (A), 11/15/2023	EUR 1,400,000	1,642,358

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
Ford Motor Credit Co. LLC (continued)
3-Month LIBOR + 1.24%, 1.39% (A), 02/15/2023	$ 1,200,000	$ 1,195,226
1.74%, 07/19/2024	EUR 1,500,000	1,821,211
5.88%, 08/02/2021	$ 900,000	900,000
Hyundai Capital America
0.80%, 04/03/2023 - 01/08/2024 (B)	3,300,000	3,293,797
Nissan Motor Acceptance Corp.
3-Month LIBOR + 0.69%, 0.84% (A), 09/28/2022 (B)	1,600,000	1,603,175
2.60%, 09/28/2022 (B)	500,000	509,644
Volkswagen Bank GmbH
2.50%, 07/31/2026 (D)	EUR 1,200,000	1,594,404

		18,115,792

Diversified Financial Services - 1.2%
BGC Partners, Inc.
5.38%, 07/24/2023	$ 1,500,000	1,621,046
GE Capital Funding LLC
4.40%, 05/15/2030	1,800,000	2,115,608
SMBC Aviation Capital Finance DAC
3.00%, 07/15/2022 (B)	1,600,000	1,634,992
4.13%, 07/15/2023 (B)	1,800,000	1,910,087
Tayarra Ltd.
3.63%, 02/15/2022	561,282	565,660

		7,847,393

Diversified Telecommunication Services - 0.9%
AT&T, Inc.
2.25%, 02/01/2032	1,500,000	1,493,653
2.75%, 06/01/2031	1,800,000	1,896,763
Verizon Communications, Inc.
3.38%, 02/15/2025	2,590,000	2,816,765

		6,207,181

Electric Utilities - 3.2%
Alabama Power Co.
1.45%, 09/15/2030	700,000	680,957
Enel Finance International NV
2.25%, 07/12/2031 (B)	1,700,000	1,722,214
2.65%, 09/10/2024 (B)	1,800,000	1,904,099
Evergy, Inc.
2.45%, 09/15/2024	1,600,000	1,683,043
FirstEnergy Corp.
3.60%, 07/15/2022	1,500,000	1,518,795
NextEra Energy Capital Holdings, Inc.
3-Month LIBOR + 0.27%, 0.42% (A), 02/22/2023	2,000,000	2,000,250
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	1,500,000	1,533,668
Pacific Gas & Electric Co.
3-Month LIBOR + 1.38%, 1.53% (A), 11/15/2021	1,600,000	1,601,709
1.75%, 06/16/2022	1,600,000	1,597,809
3.15%, 01/01/2026	1,800,000	1,846,167
3.75%, 02/15/2024 (I)	1,700,000	1,787,825
Southern California Edison Co.
2.50%, 06/01/2031	1,600,000	1,620,639
Southern Power Co.
0.90%, 01/15/2026	1,700,000	1,685,015

		21,182,190

Electrical Equipment - 0.2%
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd.
4.50%, 07/14/2028 (B) (E)	1,600,000	1,612,702

Transamerica Funds	Page 4

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Entertainment - 0.3%
Walt Disney Co.
3.60%, 01/13/2051	$ 1,500,000	$ 1,733,201

Equity Real Estate Investment Trusts - 3.9%
Agree, LP
2.90%, 10/01/2030	1,600,000	1,699,305
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,300,000	1,256,572
American Tower Corp.
2.40%, 03/15/2025	1,800,000	1,884,154
3.38%, 05/15/2024	2,200,000	2,353,498
Boston Properties, LP
3.40%, 06/21/2029	1,600,000	1,760,025
Crown Castle International Corp.
3.70%, 06/15/2026	1,700,000	1,884,503
Equinix, Inc.
1.55%, 03/15/2028	1,700,000	1,692,551
Federal Realty Investment Trust
3.50%, 06/01/2030	600,000	666,240
Healthcare Trust of America Holdings, LP
2.00%, 03/15/2031	1,400,000	1,385,027
Mid-America Apartments, LP
1.70%, 02/15/2031 (E)	1,500,000	1,452,434
National Retail Properties, Inc.
3.50%, 10/15/2027	1,600,000	1,745,884
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,600,000	1,664,056
Service Properties Trust
4.35%, 10/01/2024	1,600,000	1,617,568
Spirit Realty, LP
4.00%, 07/15/2029 (E)	1,500,000	1,687,034
VEREIT Operating Partnership, LP
3.40%, 01/15/2028	1,500,000	1,654,297
Welltower, Inc.
2.75%, 01/15/2031	1,500,000	1,575,157

		25,978,305

Food & Staples Retailing - 0.3%
ELO SACA
2.88%, 01/29/2026 (D)	EUR 1,500,000	1,989,427

Food Products - 0.2%
Conagra Brands, Inc.
1.38%, 11/01/2027	$ 1,600,000	1,573,659

Health Care Providers & Services - 0.9%
Anthem, Inc.
2.38%, 01/15/2025	1,900,000	1,995,974
Cigna Corp.
3-Month LIBOR + 0.89%, 1.02% (A), 07/15/2023	1,100,000	1,114,127
CVS Health Corp.
3.63%, 04/01/2027	2,300,000	2,563,570

		5,673,671

Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.
3.70%, 12/01/2029	1,400,000	1,527,918
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	1,459,000	1,701,376
GLP Capital, LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,400,000	2,828,114
Marriott International, Inc.
2.13%, 10/03/2022	1,600,000	1,626,708

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25%, 05/30/2023 (B) (E)	$ 1,500,000	$ 1,537,500
5.50%, 03/01/2025 (B)	1,800,000	1,903,500

		11,125,116

Household Durables - 0.3%
D.R. Horton, Inc.
4.38%, 09/15/2022	1,800,000	1,860,058

Insurance - 0.7%
Empower Finance, LP
1.36%, 09/17/2027 (B)	1,600,000	1,589,610
Guardian Life Global Funding
1.25%, 11/19/2027 (B)	1,600,000	1,582,507
Sitka Holdings LLC
3-Month LIBOR + 4.50%, 5.25% (A), 07/06/2026 (B)	1,700,000	1,710,257

		4,882,374

IT Services - 0.5%
Amdocs Ltd.
2.54%, 06/15/2030	1,500,000	1,523,736
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	1,600,000	1,601,940

		3,125,676

Media - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 07/23/2022	600,000	619,303

Oil, Gas & Consumable Fuels - 1.0%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	1,200,000	1,291,853
Chevron Corp.
2.24%, 05/11/2030 (E)	1,800,000	1,883,739
Enbridge, Inc.
SOFR + 0.40%, 0.43% (A), 02/17/2023	1,700,000	1,703,175
Shell International Finance BV
2.75%, 04/06/2030	1,600,000	1,725,916

		6,604,683

Pharmaceuticals - 1.1%
Bayer US Finance II LLC
3-Month LIBOR + 1.01%, 1.13% (A), 12/15/2023 (B)	2,200,000	2,228,868
4.38%, 12/15/2028 (B)	1,400,000	1,621,760
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/2030	1,000,000	1,007,922
Teva Pharmaceutical Finance II BV
4.50%, 03/01/2025	EUR 1,100,000	1,361,890
Teva Pharmaceutical Finance III BV
6.00%, 04/15/2024	$ 1,100,000	1,154,164

		7,374,604

Professional Services - 0.3%
Equifax, Inc.
3-Month LIBOR + 0.87%, 1.03% (A), 08/15/2021	2,100,000	2,100,625

Real Estate Management & Development - 0.2%
Tesco Property Finance 6 PLC
5.41%, 07/13/2044 (D)	GBP 745,487	1,376,175

Transamerica Funds	Page 5

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.3%
NTT Finance Corp.
0.58%, 03/01/2024 (B)	$ 2,000,000	$ 2,001,016

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom, Inc.
3.46%, 09/15/2026	1,917,000	2,093,188
3.50%, 02/15/2041 (B)	1,700,000	1,761,634
4.30%, 11/15/2032	1,400,000	1,614,796
5.00%, 04/15/2030	500,000	596,368
Micron Technology, Inc.
4.98%, 02/06/2026	1,800,000	2,082,276
NXP BV / NXP Funding LLC
4.88%, 03/01/2024 (B)	1,900,000	2,088,600

		10,236,862

Software - 0.8%
Citrix Systems, Inc.
3.30%, 03/01/2030	1,400,000	1,489,045
Oracle Corp.
3.85%, 04/01/2060	1,300,000	1,390,535
VMware, Inc.
2.95%, 08/21/2022	2,400,000	2,457,854

		5,337,434

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC / EMC Corp.
5.45%, 06/15/2023	2,200,000	2,379,244
Hewlett Packard Enterprise Co.
3-Month LIBOR + 0.72%, 0.86% (A), 10/05/2021	1,500,000	1,500,268

		3,879,512

Tobacco - 0.3%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	1,700,000	1,791,577
3.75%, 07/21/2022 (B)	297,000	304,349

		2,095,926

Wireless Telecommunication Services - 0.8%
Altice France SA
5.88%, 02/01/2027 (B)	EUR 1,200,000	1,503,571
7.38%, 05/01/2026 (B)	$ 396,000	411,840
T-Mobile USA, Inc.
2.55%, 02/15/2031	1,400,000	1,439,564
3.75%, 04/15/2027	1,600,000	1,783,808

		5,138,783

Total Corporate Debt Securities (Cost $234,368,908)		243,569,521

FOREIGN GOVERNMENT OBLIGATIONS - 6.7%
Brazil - 4.0%
Brazil Letras do Tesouro Nacional
Zero Coupon, 10/01/2021 - 01/01/2022	BRL 139,900,000	26,586,301

Israel - 0.3%
Israel Government International Bond
3.88%, 07/03/2050	$ 1,900,000	2,247,814

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan - 0.8%
Japan Bank for International Cooperation
2.88%, 07/21/2027	$ 1,700,000	$ 1,873,468
Japan Finance Organization for Municipalities
3.38%, 09/27/2023 (B)	2,900,000	3,076,639

		4,950,107

Kuwait - 0.2%
Kuwait International Government Bond
2.75%, 03/20/2022 (D)	1,400,000	1,420,546

Peru - 0.7%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 2,000,000	502,537
5.94%, 02/12/2029 (B)	6,200,000	1,557,864
6.15%, 08/12/2032 (D)	2,000,000	477,075
6.35%, 08/12/2028 (D)	1,000,000	258,243
8.20%, 08/12/2026 (D)	5,600,000	1,650,278

		4,445,997

Qatar - 0.7%
Qatar Government International Bond
3.38%, 03/14/2024 (D)	$ 2,100,000	2,246,475
4.00%, 03/14/2029 (D)	2,100,000	2,422,875

		4,669,350

Total Foreign Government Obligations (Cost $42,492,392)		44,320,115

MORTGAGE-BACKED SECURITIES - 9.6%
1211 Avenue of the Americas Trust
Series 2015-1211, Class A1A1,
3.90%, 08/10/2035 (B)	1,600,000	1,755,060
A10 Bridge Asset Financing LLC
Series 2020-C, Class A,
2.02%, 08/15/2040 (B)	1,185,209	1,190,893
Alternative Loan Trust
Series 2005-J12, Class 2A1,
1-Month LIBOR + 0.54%, 0.63% (A), 08/25/2035	821,759	559,362
Series 2006-30T1, Class 1A3,
6.25%, 11/25/2036	95,522	86,115
Series 2006-J8, Class A2,
6.00%, 02/25/2037	125,690	81,244
Series 2006-OA12, Class A1B,
1-Month LIBOR + 0.19%, 0.27% (A), 09/20/2046	360,084	326,736
Series 2006-OC7, Class 2A2A,
1-Month LIBOR + 0.34%, 0.43% (A), 07/25/2046	22,918	70,160
Series 2006-OC8, Class 2A2B,
1-Month LIBOR + 0.34%, 0.43% (A), 11/25/2036 (J) (K)	2,763	0
Series 2007-2CB, Class 1A13,
1-Month LIBOR + 1.00%, 5.75% (A), 03/25/2037	143,280	111,985
Series 2007-HY4, Class 1A1,
2.61% (A), 06/25/2037	147,830	134,217
Series 2007-J1, Class 2A8,
6.00%, 03/25/2037	1,241,798	708,981
Ashford Hospitality Trust
Series 2018-KEYS, Class A,
1-Month LIBOR + 1.00%, 1.09% (A), 06/15/2035 (B)	2,200,000	2,201,414

Transamerica Funds	Page 6

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2005-D, Class A1,
2.84% (A), 05/25/2035	$ 69,561	$ 71,737
Series 2006-4, Class A12,
6.00%, 07/25/2036	596,359	567,386
Series 2006-J, Class 4A1,
3.36% (A), 01/20/2047	16,205	15,498
Bear Stearns Alt-A Trust
Series 2006-6, Class 31A1,
3.10% (A), 11/25/2036	586,371	442,601
Series 2006-6, Class 32A1,
3.10% (A), 11/25/2036	145,803	96,976
Bear Stearns ARM Trust
Series 2003-5, Class 2A1,
2.53% (A), 08/25/2033	81,939	81,998
Series 2003-8, Class 2A1,
2.20% (A), 01/25/2034	2,436	2,467
Series 2003-8, Class 4A1,
2.67% (A), 01/25/2034	26,251	27,117
Series 2006-4, Class 1A1,
3.05% (A), 10/25/2036	17,305	16,993
Bear Stearns Structured Products, Inc. Trust
Series 2007-R6, Class 1A1,
2.76% (A), 01/26/2036	65,563	55,532
Benchmark Mortgage Trust
Series 2019-B9, Class A5,
4.02%, 03/15/2052	1,600,000	1,852,266
BFLD Trust
Series 2020-EYP, Class A,
1-Month LIBOR + 1.15%, 1.24% (A), 10/15/2035 (B)	1,300,000	1,307,310
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A,
3.66%, 07/10/2030 (B)	1,900,000	1,916,198
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2004-3A, Class A1,
1-Month LIBOR + 0.25%, 0.34% (A), 08/25/2035 (B)	29,974	30,802
CHL Mortgage Pass-Through Trust
Series 2004-12, Class 12A1,
2.70% (A), 08/25/2034	7,773	7,850
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A2,
1-Year CMT + 2.15%, 2.21% (A), 09/25/2035	17,736	18,503
Series 2009-3, Class 5A3,
6.00% (A), 02/25/2037 (B)	589,377	596,296
CitiMortgage Alternative Loan Trust
Series 2006-A7, Class 1A9,
1-Month LIBOR + 0.65%, 0.74% (A), 12/25/2036	827,901	686,203
COMM Mortgage Trust
Series 2015-CR26, Class ASB,
3.37%, 10/10/2048	1,160,243	1,219,883
Series 2016-787S, Class A,
3.55%, 02/10/2036 (B)	1,400,000	1,525,871
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-P1A, Class A,
0.71% (A), 03/25/2032 (B)	160	153
Series 2003-AR15, Class 2A1,
2.74% (A), 06/25/2033	123,168	124,018

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse First Boston Mortgage Securities Corp. (continued)
Series 2003-AR28, Class 2A1,
3.09% (A), 12/25/2033	$ 640,965	$ 633,550
CRSNT Trust
Series 2021-Moon, Class A,
1-Month LIBOR + 0.82%, 0.92% (A), 04/15/2036 (B)	1,600,000	1,600,741
CSMC Trust
Series 2014-7R, Class 4A2,
0.24% (A), 10/27/2036 (B)	1,700,000	1,645,748
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-6, Class 2A3,
5.50%, 12/25/2035	163,955	163,110
DOLP Trust
Series 2021-NYC, Class A,
2.96%, 05/10/2041 (B)	1,600,000	1,728,342
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.17% (A), 07/15/2038 (B)	1,700,000	1,707,433
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA4, Class 1A8,
6.25%, 08/25/2037	100,810	67,150
First Horizon Mortgage Pass-Through Trust
Series 2005-AR3, Class 2A1,
2.75% (A), 08/25/2035	6,985	5,475
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
2.90% (A), 09/25/2035	10,229	10,429
HarborView Mortgage Loan Trust
Series 2005-14, Class 4A1A,
3.00% (A), 12/19/2035	111,411	75,559
Series 2006-6, Class 5A1A,
2.56% (A), 08/19/2036	24,135	24,138
Hawksmoor Mortgages
Series 2019-1A, Class A,
SONIA + 1.05%, 1.10% (A), 05/25/2053 (B)	GBP 5,188,076	7,242,670
Hilton USA Trust
Series 2016-SFP, Class A,
2.83%, 11/05/2035 (B)	$ 1,700,000	1,706,681
IndyMac INDX Mortgage Loan Trust
Series 2005-AR11, Class A3,
2.99% (A), 08/25/2035	636,389	583,003
JPMorgan Alternative Loan Trust
Series 2006-A2, Class 1A1,
1-Month LIBOR + 0.36%, 0.45% (A), 05/25/2036	705,962	693,558
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-LAQ, Class A,
1-Month LIBOR + 1.00%, 1.09% (A), 06/15/2032 (B)	564,401	564,746
Series 2018-PHH, Class A,
1-Month LIBOR + 1.06%, 2.56% (A), 06/15/2035 (B)	1,744,354	1,739,935
Legacy Mortgage Asset Trust
Series 2019-GS6, Class A1,
3.00% (A), 06/25/2059 (B)	1,520,054	1,524,756
Series 2020-GS1, Class A1,
2.88% (A), 10/25/2059 (B)	1,557,982	1,567,363
Lehman XS Trust
Series 2007-4N, Class 2A,
1-Month LIBOR + 0.20%, 0.29% (A), 03/25/2047	1,549,210	1,554,502

Transamerica Funds	Page 7

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Ludgate Funding PLC
Series 2007-1, Class A2A,
3-Month GBP LIBOR + 0.16%, 0.24% (A), 01/01/2061 (D)	GBP 1,225,265	$ 1,644,548
Manhattan West Mortgage Trust
Series 2020-1MW, Class A,
2.13%, 09/10/2039 (B)	$ 1,500,000	1,553,669
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1,
1-Month LIBOR + 0.40%, 0.49% (A), 03/25/2036	87,924	6,841
MF1 Multifamily Housing Mortgage Loan Trust
Series 2021-FL5, Class A,
SOFRA + 0.96%, 1.01% (A), 07/15/2036 (B)	1,600,000	1,599,996
Mill City Mortgage Loan Trust
Series 2019-GS2, Class M2,
3.25% (A), 08/25/2059 (B)	1,600,000	1,711,616
One New York Plaza Trust
Series 2020-1NYP, Class A,
1-Month LIBOR + 0.95%, 1.04% (A), 01/15/2026 (B)	1,000,000	1,006,224
RALI Trust
Series 2008-QR1, Class 1A1,
1-Month LIBOR + 1.40%, 1.49% (A), 08/25/2036	3,658	3,660
Reperforming Loan Trust REMIC
Series 2004-R1, Class 2A,
6.50%, 11/25/2034 (B)	62,776	63,100
Series 2005-R2, Class 1AF1,
1-Month LIBOR + 0.34%, 0.43% (A), 06/25/2035 (B)	220,481	211,489
RFMSI Trust
Series 2003-S9, Class A1,
6.50%, 03/25/2032	405	421
RMAC Securities No. 1 PLC
Series 2007-NS1X, Class A2B,
3-Month LIBOR + 0.15%, 0.27% (A), 06/12/2044 (D)	1,458,927	1,387,619
Sequoia Mortgage Trust
Series 2004-11, Class A2,
6-Month LIBOR + 0.64%, 0.82% (A), 12/20/2034	429,670	434,543
Series 2007-1, Class 1A1,
1.99% (A), 01/20/2047	114,880	87,284
Series 2007-3, Class 2AA1,
2.77% (A), 07/20/2037	668,451	608,013
Series 2010, Class 2A1,
1-Month LIBOR + 0.76%, 0.84% (A), 10/20/2027	2,938	2,893
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-12, Class 3A1,
2.49% (A), 09/25/2034	62,349	63,619
Series 2004-19, Class 2A1,
12-MTA + 1.40%, 1.51% (A), 01/25/2035	54,754	50,998
Structured Asset Mortgage Investments II Trust
Series 2005-AR5, Class A1,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	7,374	7,154

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust (continued)
Series 2005-AR5, Class A2,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	$ 8,112	$ 7,849
Series 2005-AR5, Class A3,
1-Month LIBOR + 0.50%, 0.59% (A), 07/19/2035	20,546	20,824
Series 2005-AR8, Class A1A,
1-Month LIBOR + 0.56%, 0.65% (A), 02/25/2036	170,776	163,759
Structured Asset Mortgage Investments Trust
Series 2002-AR3, Class A1,
1-Month LIBOR + 0.66%, 0.75% (A), 09/19/2032	2,109	2,102
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-22A, Class 2A1,
2.34% (A), 06/25/2033	38,214	37,563
Towd Point Mortgage Funding
Series 2019-A13A, Class A1,
SONIA + 0.90%, 0.95% (A), 07/20/2045 (B)	GBP 4,661,440	6,498,054
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.10% (A), 10/20/2051 (B)	1,510,107	2,109,986
UBS Commercial Mortgage Trust
Series 2019-C17, Class A4,
2.92%, 10/15/2052	$ 1,300,000	1,397,756
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR9, Class 2A,
2.67% (A), 09/25/2033	96,438	96,114
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR1, Class 2A4,
2.71% (A), 03/25/2036	465,549	431,353

Total Mortgage-Backed Securities (Cost $61,965,248)		63,937,761

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
Florida - 0.2%
State Board of Administration Finance Corp., Revenue Bonds,
Series A,
1.26%, 07/01/2025	1,600,000	1,627,079

Illinois - 0.5%
City of Chicago, General Obligation Unlimited,
Series B,
7.75%, 01/01/2042	170,000	195,363
State of Illinois, General Obligation Unlimited,
6.63%, 02/01/2035	1,500,000	1,908,429
7.35%, 07/01/2035	1,015,000	1,336,999

		3,440,791

New York - 0.2%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	1,200,000	1,213,301

Total Municipal Government Obligations (Cost $5,613,315)		6,281,171

Transamerica Funds	Page 8

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.6%
Federal Home Loan Mortgage Corp.
12-Month LIBOR + 1.35%, 1.95% (A), 09/01/2035	$ 6,605	$ 6,896
1-Year CMT + 2.22%, 2.35% (A), 11/01/2033	10,337	10,351
1-Year CMT + 2.23%, 2.36% (A), 03/01/2034	23,862	25,391
1-Year CMT + 2.26%, 2.38% (A), 01/01/2036	475,733	477,824
12-Month LIBOR + 1.87%, 2.46% (A), 09/01/2035	33,276	33,535
3.50%, 07/01/2026 - 03/01/2027	389,988	416,826
4.50%, 08/01/2025	1,241	1,336
Federal Home Loan Mortgage Corp. REMIC
6.50%, 04/15/2029	538	601
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
12-MTA + 1.20%, 1.31% (A), 10/25/2044	92,427	94,782
12-MTA + 1.40%, 1.51% (A), 07/25/2044	89,328	92,021
6.50%, 07/25/2043	7,048	8,655
Federal National Mortgage Association
1-Month LIBOR + 0.35%, 0.44% (A), 09/25/2042	92,214	92,729
12-MTA + 1.20%, 1.32% (A), 03/01/2044 - 10/01/2044	274,639	280,101
12-Month LIBOR + 1.25%, 1.62% (A), 07/01/2035	14,852	15,324
12-Month LIBOR + 1.70%, 2.08% (A), 03/01/2034	28,647	30,156
1-Year CMT + 2.04%, 2.29% (A), 09/01/2035	45,903	46,737
1-Year CMT + 2.22%, 2.37% (A), 01/01/2028	5,194	5,177
1-Year CMT + 2.27%, 2.40% (A), 11/01/2033	10,050	10,065
1-Year CMT + 2.19%, 2.44% (A), 01/01/2026	1,026	1,031
3.50%, 02/01/2026 - 05/01/2035	6,397,717	6,833,375
4.50%, 12/01/2024	38,060	39,863
5.00%, 08/01/2026 - 10/01/2029	155,576	166,929
6.00%, 07/01/2035 - 06/01/2040	579,896	683,422
Federal National Mortgage Association REMIC
6.30%, 10/17/2038	22,307	22,303
Federal National Mortgage Association REMIC, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 7.10%, 7.01% (A), 07/25/2034	191,658	34,798
Government National Mortgage Association
1-Month LIBOR + 0.60%, 0.69% (A), 08/20/2065 - 10/20/2065	2,526,457	2,544,287
1-Month LIBOR + 0.95%, 1.04% (A), 12/20/2066	944,669	960,963
1-Month LIBOR + 1.00%, 1.09% (A), 12/20/2065	3,720,498	3,793,940
1-Year CMT + 1.50%, 2.88% (A), 05/20/2024	4,780	4,860
3.00%, 11/15/2049	462,386	483,674
4.00%, 03/15/2050	376,697	405,292
Government National Mortgage Association, Interest Only STRIPS
(1.00) * 1-Month LIBOR + 6.56%, 6.47% (A), 10/16/2033	107,313	8,096

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS (continued)
(1.00) * 1-Month LIBOR + 6.60%, 6.51% (A), 08/16/203	$ 437,294	$ 10,097
(1.00) * 1-Month LIBOR + 6.60%, 6.52% (A), 09/20/2034	239,062	38,972
Uniform Mortgage-Backed Security
2.00%, TBA (C)	63,900,000	64,871,314
2.50%, TBA (C)	8,500,000	8,831,035
3.50%, TBA (C)	11,000,000	11,633,359
5.00%, TBA (C)	700,000	729,176

Total U.S. Government Agency Obligations (Cost $103,113,199)		103,745,293

U.S. GOVERNMENT OBLIGATIONS - 27.4%
U.S. Treasury - 27.4%
U.S. Treasury Bond
1.38%, 11/15/2040	19,700,000	18,293,297
1.38%, 08/15/2050 (L)	14,000,000	12,292,109
1.63%, 11/15/2050 (L)	1,000,000	934,375
1.88%, 02/15/2041	6,900,000	6,974,391
2.25%, 05/15/2041	800,000	858,250
2.88%, 08/15/2045 (E) (L)	7,800,000	9,316,430
2.88%, 05/15/2049 (L)	8,400,000	10,186,969
3.00%, 02/15/2048 (E) (L)	7,800,000	9,619,289
3.13%, 08/15/2044 (L)	10,800,000	13,369,641
4.25%, 05/15/2039 (L)	900,000	1,264,078
4.38%, 11/15/2039 (L)	4,900,000	6,997,621
4.63%, 02/15/2040 (L)	700,000	1,030,941
U.S. Treasury Note
1.75%, 06/30/2024 (E) (L) (M)	4,200,000	4,371,773
1.88%, 07/31/2022 (N)	900,000	915,996
1.88%, 08/31/2022 (L) (M) (N) (O)	4,000,000	4,077,031
2.00%, 12/31/2021 (E) (L)	60,100,000	60,578,922
2.00%, 10/31/2022	400,000	409,391
2.25%, 08/15/2027 (E) (L) (N)	4,800,000	5,192,625
2.38%, 05/15/2029 (L)	4,600,000	5,042,570
2.63%, 02/15/2029 (L)	9,500,000	10,575,801

Total U.S. Government Obligations (Cost $177,126,476)		182,301,500

	Shares	Value
COMMON STOCK - 0.0% (P)
Household Durables - 0.0% (P)
Urbi Desarrollos Urbanos SAB de CV (K) (Q)	381	230

Total Common Stock (Cost $417,098)		230

	Principal	Value
SHORT-TERM FOREIGN GOVERNMENT OBLIGATIONS - 1.5%
Israel - 1.5%
Bank of Israel Bill - Makam
0.00% (R), 10/06/2021 - 04/06/2022	ILS 17,400,000	5,382,831
Israel Government Bond - FRN
0.00% (A), 11/30/2021	9,700,000	3,000,473
0.00% (A), 11/30/2021	5,500,000	1,701,299

Total Short-Term Foreign Government Obligations (Cost $9,903,809)		10,084,603

Transamerica Funds	Page 9

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill
0.01% (R), 08/17/2021 (O)	$ 2,800,000	$ 2,799,962
0.02% (R), 08/05/2021 (O)	1,000,000	999,998
0.02% (R), 09/21/2021 (N) (O)	2,100,000	2,099,861
0.04% (R), 09/14/2021 - 09/30/2021	15,700,000	15,699,019

Total Short-Term U.S. Government Obligations (Cost $21,598,992)		21,598,840

	Shares	Value
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (R)	6,094,543	6,094,543

Total Other Investment Company (Cost $6,094,543)		6,094,543

Total Investments Excluding Swaptions Purchased (Cost $728,276,393)		752,848,189
Total Swaptions Purchased - 0.0% (P) (Cost $211,313)		73,460

Total Investments Before Securities Sold Short (Cost $728,487,706)		752,921,649

	Principal	Value
TBA SHORT COMMITMENT - (1.8)%
U.S. GOVERNMENT AGENCY OBLIGATION - (1.8)%
Uniform Mortgage-Backed Security
2.00%, TBA (C)	$ (11,900,000)	$ (12,104,996)

Total TBA Short Commitment (Proceeds $(12,046,891))		(12,104,996)

Net Other Assets (Liabilities), Net of Securities Sold Short - (11.4)%		(75,965,377)

Net Assets - 100.0%		$ 664,851,276

Transamerica Funds	Page 10

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS PURCHASED:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - 5-Year	GSB	12-Month GBP-SONIA	Pay	0.01%	03/15/2022	GBP	2,000,000	$211,313	$73,460

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Put - Government National Mortgage Association, 2.50%, TBA	JPM	USD	102.23	08/12/2021	USD	207,880,000	2,000,000	$(6,406)	$(156)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - 5-Year	GSB	6-Month GBP-LIBOR	Pay	0.01%	03/15/2022	GBP	5,400,000	$(205,200)	$(75,370)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(211,606)	$(75,526)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
General Electric Co., 2.70%, 10/09/2022	1.00%	Quarterly	12/20/2023	0.40%	USD	600,000	$9,744	$(14,109)	$23,853
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2024	0.43	USD	200,000	3,524	(342)	3,866
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2024	0.51	USD	700,000	12,362	(6,520)	18,882
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	06/20/2026	0.73	USD	1,600,000	22,579	9,758	12,821
Goldman Sachs Group, Inc., 5.95%, 01/18/2018	1.00	Quarterly	12/20/2021	0.24	USD	1,400,000	5,833	1,553	4,280
Rolls-Royce Holdings PLC, 2.13%, 06/18/2021	1.00	Quarterly	12/20/2024	1.98	EUR	1,300,000	(48,193)	(4,634)	(43,559)
Tesco PLC, 6.00%, 12/14/2029	1.00	Quarterly	06/20/2022	0.14	EUR	700,000	7,448	(3,708)	11,156

Total							$13,297	$(18,002)	$31,299

Credit Default Swap Agreements on Credit Indices - Buy Protection (W)

Reference Obligation	Fixed Rate Payable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America High Yield Index - Series 35	5.00%	Quarterly	12/20/2025	USD	500,000	$(48,387)	$(31,268)	$(17,119)
North America High Yield Index - Series 36	5.00	Quarterly	06/20/2026	USD	1,100,000	(106,974)	(99,297)	(7,677)

Total						$(155,361)	$(130,565)	$(24,796)

Transamerica Funds	Page 11

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Credit Default Swap Agreements on Credit Indices - Sell Protection (S)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Markit iTraxx® Europe Crossover - Series 35	5.00%	Quarterly	06/20/2026	EUR	15,100,000	$2,256,628	$1,977,095	$279,533
Markit iTraxx® Europe Index - Series 34	1.00	Quarterly	12/20/2025	EUR	4,700,000	156,294	104,896	51,398
Markit iTraxx® Europe Index - Series 35	1.00	Quarterly	06/20/2026	EUR	6,000,000	194,692	172,363	22,329
North America Investment Grade Index - Series 35	1.00	Quarterly	12/20/2025	USD	100,000	2,506	1,698	808
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	6,000,000	151,284	133,913	17,371

Total						$2,761,404	$2,389,965	$371,439

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	Receive	2.80%	Quarterly/Semi-Annually	08/22/2023	USD	6,700,000	$428,756	$(159)	$428,915
6-Month JPY-LIBOR	Pay	0.30	Semi-Annually	09/20/2027	JPY	54,610,000	(10,445)	(912)	(9,533)
6-Month JPY-LIBOR	Pay	0.35	Semi-Annually	03/17/2051	JPY	66,000,000	14,664	35,881	(21,217)
6-Month JPY-LIBOR	Receive	0.38	Semi-Annually	06/18/2028	JPY	460,000,000	115,942	18,311	97,631
6-Month JPY-LIBOR	Pay	0.45	Semi-Annually	03/20/2029	JPY	440,000,000	(145,962)	(22,963)	(122,999)
6-Month JPY-LIBOR	Pay	0.52	Semi-Annually	03/16/2051	JPY	44,000,000	(10,039)	—	(10,039)
6-Month JPY-LIBOR	Pay	0.54	Semi-Annually	03/15/2051	JPY	196,000,000	(53,871)	3,138	(57,009)
6-Month JPY-LIBOR	Pay	0.56	Semi-Annually	03/17/2051	JPY	176,000,000	(57,286)	—	(57,286)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	03/19/2051	JPY	65,000,000	(23,468)	—	(23,468)
6-Month JPY-LIBOR	Pay	0.57	Semi-Annually	04/07/2051	JPY	28,000,000	(10,128)	—	(10,128)
12-Month GBP-SONIA	Pay	0.75	Annually	09/15/2051	GBP	9,500,000	(446,708)	459,225	(905,933)
BRL-CDI	Pay	2.85	Maturity	01/03/2022	BRL	24,100,000	63,591	(58)	63,649
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	16,000,000	41,486	—	41,486
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	8,400,000	22,127	(176)	22,303
BRL-CDI	Pay	2.86	Maturity	01/03/2022	BRL	9,100,000	24,035	(4)	24,039
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	5,200,000	13,491	—	13,491
BRL-CDI	Pay	2.87	Maturity	01/03/2022	BRL	9,000,000	23,277	—	23,277
BRL-CDI	Pay	2.88	Maturity	01/03/2022	BRL	2,000,000	5,084	—	5,084
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	2,300,000	(4,356)	—	(4,356)
BRL-CDI	Receive	3.35	Maturity	01/03/2022	BRL	50,700,000	(95,046)	(877)	(94,169)
BRL-CDI	Receive	3.36	Maturity	01/03/2022	BRL	300,800,000	(327,771)	27,480	(355,251)
BRL-CDI	Receive	3.70	Maturity	01/03/2022	BRL	64,000,000	(101,515)	(5,931)	(95,584)
BRL-CDI	Receive	3.98	Maturity	01/03/2022	BRL	24,000,000	(30,687)	—	(30,687)

Total							$(564,829)	$512,955	$(1,077,784)

Transamerica Funds	Page 12

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (S)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at July 31, 2021 (T)	Notional Amount (U)		Value (V)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Republic of South Africa Government International Bond, 5.50%, 03/09/2020	GSI	1.00%	Quarterly	06/20/2024	1.38%	USD	1,900,000	$(18,593)	$(43,730)	$25,137
Russian Foreign Bond - Eurobond, 7.50%, 03/31/2030	GSI	1.00	Quarterly	12/20/2024	0.62	USD	1,500,000	20,761	6,252	14,509

Total								$2,168	$(37,478)	$39,646

										Value
OTC Swap Agreements, at value (Assets)										$20,761
OTC Swap Agreements, at value (Liabilities)										$(18,593)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	10	09/30/2021	$1,238,763	$1,244,453	$5,690	$—
10-Year U.S. Treasury Note	706	09/21/2021	93,257,574	94,923,906	1,666,332	—

Total					$1,672,022	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bond	(45)	09/21/2021	$(7,014,968)	$(7,412,344)	$—	$(397,376)
German Euro Bund	(2)	09/08/2021	(407,024)	(418,912)	—	(11,888)
German Euro BUXL	(12)	09/08/2021	(2,842,287)	(3,061,093)	—	(218,806)
U.K. Gilt	(5)	09/28/2021	(881,602)	(902,041)	—	(20,439)

Total					$—	$(648,509)

Total Futures Contracts					$1,672,022	$(648,509)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BCLY	08/17/2021	USD	655,753	GBP	473,000	$—	$(1,743)
BNP	08/03/2021	USD	1,653,575	AUD	2,209,000	32,472	—
BNP	08/04/2021	USD	465,895	PEN	1,720,337	42,335	—
BOA	08/11/2021	PEN	2,940,048	USD	753,762	—	(29,877)
BOA	10/19/2021	USD	753,337	PEN	2,940,048	29,381	—
CITI	08/03/2021	USD	3,731,086	BRL	19,401,649	7,274	—
CITI	08/03/2021	BRL	19,401,649	USD	3,788,201	—	(64,388)
CITI	08/04/2021	USD	663,314	PEN	2,410,881	69,737	—
CITI	08/04/2021	PEN	4,131,218	USD	1,045,243	—	(28,106)
CITI	08/11/2021	USD	743,037	PEN	2,940,048	19,152	—
CITI	09/02/2021	USD	671,343	PEN	2,539,221	46,201	—
CITI	09/02/2021	BRL	19,401,649	USD	3,716,933	—	(8,372)
CITI	09/02/2021	PEN	2,539,221	USD	649,467	—	(24,325)
CITI	09/07/2021	CLP	1,604,412,000	USD	2,230,302	—	(118,536)
CITI	09/20/2021	USD	130,000	PEN	482,277	11,249	—
CITI	10/06/2021	USD	1,663,085	ILS	5,501,650	—	(39,970)
CITI	10/12/2021	USD	1,045,084	PEN	4,131,218	27,798	—

Transamerica Funds	Page 13

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
CITI	10/27/2021	USD	649,201	PEN	2,539,221	$23,958	$—
CITI	11/30/2021	USD	4,646,822	ILS	15,204,285	—	(64,374)
CITI	12/09/2021	USD	358,099	PEN	1,316,336	34,223	—
CITI	02/02/2022	USD	2,012,079	ILS	6,501,950	—	(4,984)
CITI	04/06/2022	USD	1,647,874	ILS	5,400,000	—	(29,414)
GSB	08/03/2021	USD	3,788,201	BRL	19,401,649	64,388	—
GSB	08/03/2021	BRL	19,401,649	USD	3,839,934	—	(116,121)
GSB	09/07/2021	USD	1,667,354	PEN	6,132,778	157,437	—
GSB	11/12/2021	USD	217,076	PEN	813,667	16,772	—
HSBC	08/03/2021	EUR	863,000	USD	1,022,440	1,352	—
HSBC	08/17/2021	USD	23,171,391	GBP	16,391,000	386,989	—
HSBC	08/17/2021	USD	539,573	JPY	59,163,198	212	—
HSBC	09/03/2021	MXN	57,764,000	USD	2,746,821	141,872	—
JPM	10/04/2021	USD	22,703,356	BRL	128,600,000	—	(1,772,939)
JPM	01/04/2022	USD	1,976,734	BRL	11,300,000	—	(140,364)
SCB	08/03/2021	USD	23,235,147	EUR	19,580,000	7,040	—
SCB	09/02/2021	USD	22,207,348	EUR	18,717,000	—	(9,908)
SCB	09/22/2021	USD	502,900	PEN	2,000,084	10,410	—

Total						$1,130,252	$(2,453,421)

INVESTMENT VALUATION:

Valuation Inputs (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$70,914,612	$—	$70,914,612
Corporate Debt Securities	—	243,569,521	—	243,569,521
Foreign Government Obligations	—	44,320,115	—	44,320,115
Mortgage-Backed Securities	—	63,937,761	—	63,937,761
Municipal Government Obligations	—	6,281,171	—	6,281,171
U.S. Government Agency Obligations	—	103,745,293	—	103,745,293
U.S. Government Obligations	—	182,301,500	—	182,301,500
Common Stock	—	230	—	230
Short-Term Foreign Government Obligations	—	10,084,603	—	10,084,603
Short-Term U.S. Government Obligations	—	21,598,840	—	21,598,840
Other Investment Company	6,094,543	—	—	6,094,543
Over-the-Counter Interest Rate Swaptions Purchased	—	73,460	—	73,460

Total Investments	$6,094,543	$746,827,106	$—	$752,921,649

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$2,822,894	$—	$2,822,894
Centrally Cleared Interest Rate Swap Agreements	—	752,453	—	752,453
Over-the-Counter Credit Default Swap Agreements	—	20,761	—	20,761
Futures Contracts (Y)	1,672,022	—	—	1,672,022
Forward Foreign Currency Contracts (Y)	—	1,130,252	—	1,130,252

Total Other Financial Instruments	$1,672,022	$4,726,360	$—	$6,398,382

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(12,104,996)	$—	$(12,104,996)

Total Securities Sold Short	$—	$(12,104,996)	$—	$(12,104,996)

Transamerica Funds	Page 14

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (X)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Over-the-Counter Options Written	$—	$(156)	$—	$(156)
Over-the-Counter Interest Rate Swaptions Written	—	(75,370)	—	(75,370)
Centrally Cleared Credit Default Swap Agreements	—	(203,554)	—	(203,554)
Centrally Cleared Interest Rate Swap Agreements	—	(1,317,282)	—	(1,317,282)
Over-the-Counter Credit Default Swap Agreements	—	(18,593)	—	(18,593)
Futures Contracts (Y)	(648,509)	—	—	(648,509)
Forward Foreign Currency Contracts (Y)	—	(2,453,421)	—	(2,453,421)

Total Other Financial Instruments	$(648,509)	$(4,068,376)	$—	$(4,716,885)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $164,089,310, representing 24.7% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $25,751,336, representing 3.9% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $82,602,898, collateralized by cash collateral of $6,094,543 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $78,175,480. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Restricted security. At July 31, 2021, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Citigroup, Inc. Fixed until 06/03/2030, 2.57%, 06/03/2031	05/26/2020	$1,800,000	$1,862,100	0.3%

(H)	Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.
(I)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2021, the value of this security is $1,787,825, representing 0.3% of the Fund’s net assets.
(J)	Rounds to less than $1 or $(1).
(K)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2021, the total value of securities is $230, representing less than 0.1% of the Fund’s net assets.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended July 31, 2021 was $90,273 at a weighted average interest rate of 0.09%.
(M)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $410,298.
(N)	All or a portion of these securities have been segregated by the custodian as collateral for centrally cleared swap agreements. The total value of such securities is $4,058,208.
(O)	All or a portion of these securities have been segregated by the custodian as collateral for open over-the-counter options and/or swaptions, swap agreements and forward foreign currency contracts. The total value of such securities is $2,657,088.
(P)	Percentage rounds to less than 0.1% or (0.1)%.
(Q)	Non-income producing security.
(R)	Rates disclosed reflect the yields at July 31, 2021.
(S)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(T)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(U)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(V)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Transamerica Funds	Page 15

Transamerica Total Return

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(W)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (a) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(X)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(Y)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
GBP	Pound Sterling
ILS	Israel New Shekel
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BCLY	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BRL-CDI	Brazil Interbank Deposit Rate
BUXL	Bundesanleihen (German Long-Term Debt)
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
SOFR	Secured Overnight Financing Rate
SOFRA	Secured Overnight Financing Rate Average
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 16

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market

Transamerica Funds	Page 17

Transamerica Total Return

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 18